Short Term Debt and Credit Agreements (Tables)	12 Months Ended
Dec. 31, 2022
Debt Instrument [Line Items]
Schedule of Line of Credit Facilities

Dominion Energy’s short-term financing is supported by its $6.0 billion joint revolving credit facility that provides for a discount in the pricing of certain annual fees and amounts borrowed by Dominion Energy under the facility if Dominion Energy achieves certain annual renewable electric generation and diversity and inclusion objectives. Commercial paper and letters of credit outstanding, as well as capacity available under the credit facility were as follows:

	Facility Limit	Outstanding Commercial Paper(1)	Outstanding Letters of Credit	Facility Capacity Available
(millions)
At December 31, 2022
Joint revolving credit facility(2)	$6,000	$3,076	$202	$2,722
At December 31, 2021
Joint revolving credit facility(2)	$6,000	$1,883	$131	$3,986
(1)
The weighted-average interest rates of the outstanding commercial paper supported by Dominion Energy’s credit facility was 4.73% and 0.31% at December 31, 2022 and 2021, respectively.
(2)
This credit facility matures in June 2026, with the potential to be extended by the borrowers to June 2028, and can be used by the borrowers under the credit facility to support bank borrowings and the issuance of commercial paper, as well as to support up to a combined $2.0 billion of letters of credit.

Virginia Electric and Power Company
Debt Instrument [Line Items]
Schedule of Line of Credit Facilities

Virginia Power’s share of commercial paper and letters of credit outstanding under the joint revolving credit facility with Dominion Energy, Questar Gas and DESC were as follows:

	Facility Limit	Outstanding Commercial Paper(1)	Outstanding Letters of Credit
(millions)
At December 31, 2022
Joint revolving credit facility(2)	$6,000	$941	$140
At December 31, 2021
Joint revolving credit facility(2)	$6,000	$745	$40
(1)
The weighted-average interest rates of the outstanding commercial paper supported by the credit facility was 4.68% and 0.26% at December 31, 2022 and 2021, respectively.
(2)
The full amount of the facility is available to Virginia Power, less any amounts outstanding to co-borrowers Dominion Energy, Questar Gas and DESC. The sub-limit for Virginia Power is set pursuant to the terms of the facility but can be changed at the option of the borrowers multiple times per year. At December 31, 2022, the sub-limit for Virginia Power was $1.75 billion. If Virginia Power has liquidity needs in excess of its sub-limit, the sub-limit may be changed or such needs may be satisfied through short-term intercompany borrowings from Dominion Energy. This credit facility matures in June 2026, with the potential to be extended by the borrowers to June 2028. The credit facility can be used to support bank borrowings and the issuance of commercial paper, as well as to support up to $2.0 billion (or the sub-limit, whichever is less) of letters of credit.